Expense Example - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - (Nomura Tax-Free Pennsylvania Fund)	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	941
Expense Example, with Redemption, 10 Years	1,553
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,999
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 859